Fixed Assets (Details) - USD ($)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 6,863,920	$ 4,661,541
Less: accumulated depreciation and amortization	(879,250)	(136,629)
Property, Plant and Equipment, Net	5,984,670	4,524,912
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 62,730	55,330
Furniture and fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Furniture and fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	7 years
Lab equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 3,585,590	889,672
Lab equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Lab equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	15 years
Lab equipment (not yet placed in service) [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 4,025	1,371,440
Lab equipment (not yet placed in service) [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Lab equipment (not yet placed in service) [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	15 years
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 3,211,575	29,296
Leasehold improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Leasehold improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	7 years
Construction in process [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 0	$ 2,315,803
Property, Plant and Equipment, Useful Life	0 years